United States Securities and Exchange Commission
                              Washington, D.C.  20549

                                       FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Insight Capital Research & Management, Inc.
Address:    2121 N. California Boulevard, Suite 560
            Walnut Creek, CA  94596

Form 13F File Number:   28-04736

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Name: James Foran
Title:      Controller
Phone:      925-948-2000

Signature, Place and Date of Signing:
James Foran       Walnut Creek, CA  May 11, 2009
      [Signature] [City, State] [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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


                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              -0-

Form 13F Information Table Entry Total:         77

Form 13F Information Table Value Total:         607,494 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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


NAME OF ISSUER             TITLE    CUSIP         VALUE      SHARES       INV.    OTHER  VOTING AUTH
                           OF CLASS               X1000                   DISC.          MGR
                                                                                             SOLE      SHR     NONE
Accenture Ltd Cl A            cs        G1150G111      2,445       88,925  sole    n/a          7,845  n/a      81,080
Activision Blizzard Inc       cs        00507V109      3,861      369,113  sole    n/a        182,739  n/a     186,374
Advanced Auto Parts           cs        00751Y106      5,127      124,802  sole    n/a         81,964  n/a      42,838
Alexion Pharma Inc            cs        015351109     18,135      481,545  sole    n/a        355,679  n/a     125,866
Allegiant Travel Co           cs        01748X102     11,432      251,479  sole    n/a        183,665  n/a      67,814
American Italian Pasta        cs        027070101     24,836      713,460  sole    n/a        477,224  n/a     236,236
American Public Ed Inc        cs        02913V103      8,063      191,697  sole    n/a        136,159  n/a      55,538
American Sci & Engr           cs        029429107      4,645       83,244  sole    n/a         57,964  n/a      25,280
Amgen Inc                     cs        031162100      3,995       80,676  sole    n/a         38,743  n/a      41,933
Apollo Group Inc CL A         cs        037604105     13,823      176,474  sole    n/a         93,765  n/a      82,709
Apple Inc                     cs        037833100      2,296       21,845  sole    n/a          2,465  n/a      19,380
Argo Group Intl Hldgs         cs        G0464B107      2,998       99,504  sole    n/a         85,710  n/a      13,794
Asiainfo Hldgs Inc            cs        04518A104      2,779      164,925  sole    n/a        114,625  n/a      50,300
Aspen Ins Hold                cs        G05384105      2,117       94,261  sole    n/a         81,252  n/a      13,009
Autozone Inc                  cs        053332102      3,175       19,524  sole    n/a          2,496  n/a      17,028
Buckle Inc                    cs        118440106      1,655       51,826  sole    n/a         44,646  n/a       7,180
Career Education Corp         cs        141665109     19,623      819,009  sole    n/a        566,278  n/a     252,731
CH Robinson Inc               cs        12541W209      1,131       24,808  sole    n/a          2,791  n/a      22,017
Corinthian Colleges           cs        218868107     24,413    1,255,156  sole    n/a        863,125  n/a     392,031
Covidien Ltd                  cs        G2552X108      1,086       32,659  sole    n/a          3,616  n/a      29,043
DeVry Inc                     cs        251893103        987       20,478  sole    n/a         19,943  n/a         535
Dollar Tree Stores            cs        256746108      4,938      110,851  sole    n/a         94,955  n/a      15,896
Eldorado Gold Corp            cs        284902103      3,101      344,548  sole    n/a        308,233  n/a      36,315
Exco Resources Inc            cs        269279402      1,821      182,129  sole    n/a        156,914  n/a      25,215
Express Scripts               cs        302182100      2,618       56,705  sole    n/a          7,415  n/a      49,290
Family Dollar Stores          cs        307000109      7,193      215,541  sole    n/a        153,126  n/a      62,415
Fidelity Nat Fincl Inc        cs        31620R105     27,914    1,430,733  sole    n/a        925,990  n/a     504,743
General Mills Inc             cs        370334104      3,607       72,307  sole    n/a         45,736  n/a      26,571
Genoptix Inc                  cs        37243V100     12,986      476,029  sole    n/a        336,038  n/a     139,991
Geoeye Inc                    cs        37250W108      1,689       85,496  sole    n/a         24,058  n/a      61,438
Gilead Sciences Inc           cs        375558103      2,803       60,523  sole    n/a          7,208  n/a      53,315
Green Mtn Coffee Roast        cs        393122106      7,494      156,128  sole    n/a        110,778  n/a      45,350
Harmony Gold Mng Ltd          cs        413216300      2,787      254,740  sole    n/a         19,025  n/a     235,715
HJ Heinz                      cs        423074103      1,645       49,746  sole    n/a          4,641  n/a      45,105
HMS Hldgs Corp                cs        40425J101      7,644      232,344  sole    n/a        165,072  n/a      67,272
Hudson City Bancorp           cs        443683107      1,713      146,541  sole    n/a         21,208  n/a     125,333
Humana Inc                    cs        444859102        763       29,238  sole    n/a          2,922  n/a      26,316
Iamgold Corp                  cs        450913108     13,172    1,540,604  sole    n/a      1,067,738  n/a     472,866
ICU Med Inc                   cs        44930G107      7,766      241,779  sole    n/a        171,638  n/a      70,141
Illumina Inc                  cs        452327109      4,941      132,667  sole    n/a         77,176  n/a      55,491
Intl Bus Machines             cs        459200101      2,763       28,519  sole    n/a          3,149  n/a      25,370
ITT Edl Svcs Inc              cs        45068B109     40,433      333,002  sole    n/a        222,438  n/a     110,564
Kinross Gold Corp Com         cs        496902404      2,985      167,033  sole    n/a         16,852  n/a     150,181
Lancaster Colony Corp         cs        513847103      9,341      225,184  sole    n/a        160,445  n/a      64,739
Leap Wireless Intl Inc        cs        521863308      2,421       69,416  sole    n/a         59,812  n/a       9,604
Life Partners Hldg Inc        cs        53215T106     13,625      798,635  sole    n/a        562,332  n/a     236,303
Lincoln Edl Svcs Corp         cs        533535100      5,688      310,464  sole    n/a        222,272  n/a      88,192
Longtop Finl Tech Ltd         cs        54318P108      2,606      122,750  sole    n/a         85,750  n/a      37,000
Macrovision Solutions         cs        55611C108     17,526      985,147  sole    n/a        678,114  n/a     307,033
Mantech Intl Corp Cl A        cs        564563104      4,069       97,105  sole    n/a         83,139  n/a      13,966
McDonalds                     cs        580135101      2,732       50,070  sole    n/a          5,658  n/a      44,412
Medco Health Solutions        cs        58405U102      2,112       51,100  sole    n/a          5,534  n/a      45,566
Mylan Inc                     cs        628530107     10,696      797,622  sole    n/a        512,270  n/a     285,352
Myriad Genetics Inc           cs        62855J104     35,965      790,957  sole    n/a        559,703  n/a     231,254
Netflix Inc                   cs        64110L106     11,375      265,027  sole    n/a        196,995  n/a      68,032
Neutral Tandem Inc            cs        64128B108      8,410      341,719  sole    n/a        235,469  n/a     106,250
Ocwen Finl Corp               cs        675746309      8,088      707,588  sole    n/a        450,518  n/a     257,070
Omnicare Inc                  cs        681904108     14,768      603,010  sole    n/a        408,033  n/a     194,977
Pegasystems Inc               cs        705573103      1,068       57,525  sole    n/a         40,125  n/a      17,400
Peoples United Fncl Inc       cs        712704105        757       42,132  sole    n/a          4,712  n/a      37,420
Ralcorp Hldgs Inc             cs        751028101      4,444       82,485  sole    n/a         48,736  n/a      33,749
Rock-Tenn Co  Cl A            cs        772739207      3,198      118,235  sole    n/a         97,746  n/a      20,489
Ross Stores                   cs        778296103      2,668       74,357  sole    n/a          6,227  n/a      68,130
SBA Communications            cs        78388J106      2,496      107,115  sole    n/a         92,293  n/a      14,822
Scotts Company                cs        810186106     15,772      454,521  sole    n/a        336,599  n/a     117,922
Shanda Inter Ent Ltd          cs        81941Q203      6,935      175,425  sole    n/a        127,425  n/a      48,000
Starent Networks Corp         cs        85528P108     10,078      637,840  sole    n/a        454,974  n/a     182,866
Sybase Inc                    cs        871130100     10,927      360,762  sole    n/a        269,311  n/a      91,451
Sysco Corp                    cs        871829107      1,894       83,057  sole    n/a          8,969  n/a      74,088
Telecom Sys Inc Cl A          cs        87929J103     12,808    1,396,753  sole    n/a      1,011,577  n/a     385,176
Tesoro Corporation            cs        881609101      5,774      428,635  sole    n/a        305,062  n/a     123,573
Thoratec Labs Inc             cs        885175307     15,069      586,553  sole    n/a        446,795  n/a     139,758
Treehouse Foods Inc           cs        89469A104      2,748       95,449  sole    n/a         82,289  n/a      13,160
Validus Holdings Ltd          cs        G9319H102     19,553      825,718  sole    n/a        610,254  n/a     215,464
VistaPrint Ltd                cs        G93762204      9,348      340,064  sole    n/a        220,615  n/a     119,449
Wal-Mart Stores               cs        931142103      3,174       60,915  sole    n/a          7,587  n/a      53,328
Western Refng Inc             cs        959319104      7,967      667,279  sole    n/a        423,598  n/a     243,681





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